ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's major subsidiaries and VIE (collectively, the "Group")

As of December 31, 2020, the Company’s major subsidiaries and VIEs (collectively, the “Group”) are as follows:

		Place of	Percentage
	Date of	establishment/	of legal
	acquisition	incorporation	ownership
Subsidiaries:
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited (“Ucon”)	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd. (“Lianji Future” or “WFOE”)	May 21, 2019	PRC	100%
NBpay Investment Limited (NBPay Investment)	March 2, 2020	British Virgin Islands	100%
NBpay Fintech Pte Ltd (NBpay)	March 2, 2020	Singapore	100%
VIE:
Beijing Lianji Technology Co., Ltd. (“Lianji Technology” or “VIE”)	May 21, 2019	PRC	N/A
Mercurity (Beijing) Technology Co., Ltd. (“Mercurity Beijing” or “VIE”)	May 21, 2019	PRC	N/A

Schedule of the financial statement balances and amounts of the VIE

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements as follows:

	December 31,
	2020	2019
	US$	US$

Cash and cash equivalents	32,226	153,725
Prepaid expense and other current assets, Net	700,538	7,707
Total current assets	732,764	161,432

Accrued expenses and other current liabilities	104,350	70,781
Due to the related party	30,866	—
Total current liabilities	135,216	70,781
Total liabilities	135,216	70,781

	For the year ended December 31
	2020	2019
Revenues	79,289	—
Net loss	(957,955)	(284,611)

	For the year ended December 31
	2020	2019
Cash provided /(used) by operating activities	(926,725)	82,608
Cash provided by investing activities	144	71,409
Cash provided by financing activities (borrowed from affiliates)	927,995	—
Effect of exchange rate changes	(122,913)